Investee Companies and other investments (Schedule of Composition of Financial Assets) (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [abstract]
Income receivable in connection with the A.R.Z. Electricity PSP	€ 1,282	€ 1,249
Composition of short-term and long-term financial assets	€ 1,282	€ 1,249